Commitments And Contingencies (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Line Items]
Commitment to fund limited partnership investments	$ 78
Commitment to fund U.S. commercial mortgage loan investments	9
Maximum potential amount of future obligation	849	818
Rivermont Insurance Company I
Commitments and Contingencies [Line Items]
One time commitment fee	2
Maximum potential amount of future obligation	$ 95